THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

June 12, 2012

Filed Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Thrivent Mutual Funds
Post-Effective Amendment No. 71 under the Securities Act of 1933
And Amendment No. 73 under the Investment Company Act of 1940
Files Nos. 33-12911 and 811-5075

To The Commission:

The Registrant is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post–Effective Amendment No. 71 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 73 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act. The purpose of this Amendment is to add a new series, the Thrivent Emerging Markets Equity Fund, to the Trust. This Amendment is intended to become effective on August 31, 2012 pursuant to the Rule.

If you have any questions or comments concerning this filing, please contact me at (612) 844-5168.

Very truly yours,

/s/ Rebecca A. Paulzine

Rebecca A. Paulzine

Senior Counsel